CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of the effect of the correction on each financial statement line item

Consolidated Balance Sheet as of September 30, 2024 (unaudited) (in thousands)	As Previously Reported	Adjustment	As Restated
Accrued Expenses	$4,631	$(1,707)	$2,924
Due to Related Party	$686	$(686)	$—
Debt	$15,966	$(8,892)	$7,074
Due to Libertas	$1,057	$(1,057)	$—
Derivative liabilities	$—	$3,925	$3,925
Total current liabilities	$38,649	$(8,417)	$30,232
Total liabilities	$40,775	$(8,417)	$32,358
Common Stock	$2	$1	$3
Additional paid-in capital	$11,425	$6,103	$17,528
Accumulated deficit	$(39,910)	$2,314	$(37,596)
Stockholders’ deficit	$(28,340)	$8,418	$(19,922)
Total stockholders’ deficit	$(27,029)	$8,418	$(18,611)

Unaudited Consolidated Statement of Operations and Comprehensive Loss for the three months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Revenues	$6,074	$(77)	$5,997
Selling, general and administrative expenses	$4,900	$(570)	$4,330
Loss from operations	$(3,026)	$(493)	$(2,533)
Interest expense	$(667)	$(10)	$(677)
Loss on extinguishment of debt	$—	$(952)	$(952)
Gain on extinguishment of debt	$—	$2,258	$2,258
Change in fair value of forward purchase agreement	$(8,575)	$452	$(8,123)
Gain on forward purchase agreement modification	$1,443	$104	$1,547
Change in fair value on derivative liabilities	$—	$(31)	$(31)
Total other income (expense)	$(9,152)	$1,821	$(7,331)
Loss before income taxes	$(12,178)	$2,314	$(9,864)
Net loss	$(12,178)	$2,314	$(9,864)
Net loss attributable to shareholders	$(12,238)	$2,314	$(9,924)
Comprehensive loss	$(12,159)	$2,314	$(9,845)
Comprehensive loss attributable to shareholders	$(12,219)	$2,314	$(9,905)
Basic and diluted net loss per share, common stock	$(0.61)	$0.14	$(0.47)
Weighted average shares outstanding of common stock	20,171,922		21,152,671

Unaudited Consolidated Statement of Operations and Comprehensive Loss for the three months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Revenues	$17,299	$(918)	$16,381
Selling, general and administrative expenses	$11,773	$(1,411)	$10,362
Loss from operations	$(5,890)	$493	$(5,397)
Interest expense	$(1,820)	$(10)	$(1,830)
Loss on extinguishment of debt	$(592)	$(952)	$(1,544)
Gain on extinguishment of debt	$—	$2,258	$2,258
Change in fair value of forward purchase agreement	$(8,575)	$452	$(8,123)
Gain on forward purchase agreement modification	$1,443	$104	$1,547
Change in fair value on derivative liabilities	$—	$(31)	$(31)
Total other income (expense)	$(11,108)	$1,821	$(9,287)
Loss before income taxes	$(16,998)	$2,314	$(14,684)
Net loss	$(16,998)	$2,314	$(14,684)
Net loss attributable to shareholders	$(17,050)	$2,314	$(14,736)
Comprehensive loss	$(16,969)	$2,314	$(14,655)
Comprehensive loss attributable to shareholders	$(17,021)	$2,314	$(14,707)
Basic and diluted net loss per share, common stock	$(1.09)	$0.17	$(0.92)
Weighted average shares outstanding of common stock	15,643,799		15,973,225

Unaudited Consolidated Statement of Stockholders’ Deficit for the three months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Common Stock	$2	$1	$3
Additional paid-in capital	$11,425	$6,103	$17,528
Accumulated deficit	$(39,910)	$2,314	$(37,596)
Stockholders’ deficit	$(28,340)	$8,418	$(19,922)
Total stockholders’ deficit	$(27,029)	$8,418	$(18,611)

Unaudited Consolidated Statement of Stockholders’ Deficit for the nine months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Common Stock	$2	$1	$3
Additional paid-in capital	$11,425	$6,103	$17,528
Accumulated deficit	$(39,910)	$2,314	$(37,596)
Stockholders’ deficit	$(28,340)	$8,418	$(19,922)
Total stockholders’ deficit	$(27,029)	$8,418	$(18,611)

Unaudited Consolidated Statement of Cash Flows for the nine months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Net loss	$(16,998)	$2,314	$(14,684)
Loss on extinguishment of debt	$592	$952	$1,544
Gain on extinguishment of debt	$—	$(2,258)	$(2,258)
Change in fair value of forward purchase agreement	$8,575	$(452)	$8,123
Gain on modification of forward purchase agreement	$(1,443)	$(104)	$(1,547)
Change in fair value on derivative liabilities	$—	$31	$31
Net cash used in operating activities	$(3,251)	$483	$(2,768)